CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Schedule of balance sheets

	As of December 31,
	2014	2015
Current assets
Cash and cash equivalents	$18,154,644	$5,616,759
Available-for-sale securities	20,013,487	64,755,514
Prepaid expenses and other current assets	48,162	4,024,878
Loan to third party	-	13,300,000
Loans to related party	-	1,612,000

Total current assets	38,216,293	89,309,151
Long-term investments	364,913,556	334,485,472

Total assets	$403,129,849	$423,794,623

Liabilities and shareholders' equity

Current liabilities
Accrued expenses and other current liabilities	71,835	969,263
Advances from subsidiaries	38,698,888	61,101,834
Short-term bank loans	42,428,890	49,962,510

Total liabilities	$81,199,613	$112,033,607

Ordinary shares	942	943
Additional paid-in capital	162,687,212	166,874,541
Warrants	5,548,000	3,346,000
Accumulated other comprehensive income	57,531,228	61,603,388
Retained earnings	96,162,854	79,936,144

Total shareholders' equity	321,930,236	311,761,016

Total liabilities and shareholders' equity	$403,129,849	$423,794,623

Schedule of statements of comprehensive income
	For the years ended December 31,
	2013	2014	2015

Operating expenses
Product development	(305,385)	(545,060)	(578,398)
Selling and marketing	(214,856)	(16,795)	(109,956)
General and administrative	(1,173,778)	(1,223,687)	(1,238,999)

Total operating expenses and loss from operation	$(1,694,019)	$(1,785,542)	$(1,927,353)

Interest income	129,500	36,346	11,852
Interest income from loans to related party	-	-	32,534
Interest income from loan to third party	-	-	540,274
Interest expense	(693,280)	(895,056)	(883,974)
Impairment loss on cost method investment	(2,000,000)	(1,999,999)	-
Investment income	-	-	1,161,132
Gain on sale of available-for-sales securities	-	-	536,016
Dividend received	-	-	628,417
Equity in earnings of subsidiaries and variable interest entities	24,919,448	27,232,172	(15,164,476)

Net income (loss) before income tax expense	$20,661,649	$22,587,921	$(16,226,710)
Income tax expense	-	-	-

Net income (loss)	$20,661,649	$22,587,921	$(16,226,710)

Schedule of statements of changes in shareholder's equity
					Accumulated
					other		Total
	Ordinary shares		Additional		comprehensive	Retained	shareholders'
	Shares	Amount	paid-in capital	Warrants	income	earnings	equity

Balance as of January 1, 2013	1,678,097,663	$832	$126,786,049	$15,566,332	$46,618,263	$93,912,592	$282,884,068
Issuance of ordinary shares for share-based compensation	35,000,000	18	849,020	-	-	-	849,038
Share-based compensation recognized	-	-	1,573,729	-	-	-	1,573,729
Repurchase of ordinary shares	(78,214,600)	(32)	(10,123,789)	-	-	-	(10,123,821)
Warrants exercised	200,000,000	100	32,967,232	(5,147,332)	-	-	27,820,000
Other comprehensive income	-	-	-	-	8,944,839	-	8,944,839
Net income	-	-	-	-	-	20,661,649	20,661,649

Balance as of December 31, 2013	1,834,883,063	$918	$152,052,241	$10,419,000	$55,563,102	$114,574,241	$332,609,502
Issuance of ordinary shares for share-based compensation	7,190,000	4	436,621	-	-	-	436,625
Share-based compensation recognized	-	-	1,547,780	-	-	-	1,547,780
Repurchase of ordinary shares	-	-	(12,410)	-	-	-	(12,410)
Warrants exercised	40,000,000	20	8,662,980	(2,723,000)	-	-	5,940,000
Warrants forfeited	-	-	-	(2,148,000)	-	-	(2,148,000)
Other comprehensive income	-	-	-	-	1,968,126	-	1,968,126
Dividends to shareholders	-	-	-	-	-	(40,999,308)	(40,999,308)
Net income	-	-	-	-	-	22,587,921	22,587,921

Balance as of December 31, 2014	1,882,073,063	$942	$162,687,212	$5,548,000	$57,531,228	$96,162,854	$321,930,236

Issuance of ordinary shares for share-based compensation	2,060,000	1	939,881	-	-	-	939,882
Share-based compensation recognized	-	-	1,045,448	-	-	-	1,045,448
Warrants expired	-	-	2,202,000	(2,202,000)	-	-	-
Other comprehensive income	-	-	-	-	4,072,160	-	4,072,160
Net loss	-	-	-	-	-	(16,226,710)	(16,226,710)

Balance as of December 31, 2015	1,884,133,063	943	166,874,541	3,346,000	61,603,388	79,936,144	311,761,016

Schedule of statements of cash flows

	For the years ended December 31,
	2013	2014	2015

Operating activities:
Net cash used in operating activities	$(1,237,414)	$(3,468,054)	$(2,675,869)

Investing activities:
Acquisition of equity method investments	-	-	(1,000,000)
Purchase of available-for-sales securities	-	(16,380,050)	(26,326,715)
Proceeds from sale of available-for-sales securities	-	-	1,500,251
Loans to related party	-	-	(1,612,000)
Loans to third parties	-	-	(17,000,000)
Loan repayment from third parties	-	-	3,700,000

Net cash used in investing activities	$-	$(16,380,050)	$(40,738,464)

Financing activities:
Repurchase of ordinary shares	(10,123,821)	(12,410)	-
Proceeds from exercise of employee stock options	849,038	436,625	939,882
Proceeds from bank borrowing	-	42,428,890	7,533,620
Advances from subsidiaries	2,335,666	5,417,880	23,514,181
Repayment to subsidiaries	-	(190,490)	(1,111,235)
Proceeds from exercise of warrants	27,820,000	5,940,000	-
Dividends paid to shareholders	-	(40,999,308)	-

Net cash provided by financing activities	$20,880,883	$13,021,187	$30,876,448

Net increase (decrease) in cash and cash equivalents	19,643,469	(6,826,917)	(12,537,885)
Cash and cash equivalents, beginning of year	5,338,092	24,981,561	18,154,644

Cash and cash equivalents, end of year	$24,981,561	$18,154,644	$5,616,759